RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) $ in Thousands		12 Months Ended
	Mar. 01, 2012 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Office Building Lease		$ 559		$ 1,355	$ 2,059
Revenues		30,676		50,015	80,481
Cash payments		33,992		56,428
Repayment of operating loan		4,487
Related Party | Vincent Tianquan Mo
RELATED PARTY TRANSACTIONS
Office Building Lease	$ 0	150		152	159
Related Party | Beihai Silver Beach
RELATED PARTY TRANSACTIONS
Management Fee Expense		493		588	281
Related Party | CIH
RELATED PARTY TRANSACTIONS
Office Building Lease | ¥			¥ 8,478,314
Office building leased to		1,093		1,204	1,261
Related Party | Shanghai Yuyue
RELATED PARTY TRANSACTIONS
Cash payments		421			4,124
Repayment of operating loan		4,487
Related Party | IT service income | CIH
RELATED PARTY TRANSACTIONS
Revenues		1,054		5,887	1,116
Related Party | Software license income
RELATED PARTY TRANSACTIONS
Revenues		$ 0		$ 0
Related Party | Software license income | CIH
RELATED PARTY TRANSACTIONS
Revenues					$ 70